Debt (Short-Term Commercial Paper Programs and Line of Credit Facility) (Narrative) (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 01, 2015	Nov. 30, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Short-Term Line of Credit and Commercial Paper Programs [Abstract]
Proceeds from Lines of Credit			$ 0	$ 0
Borrowings Under the Commercial Paper Programs			290	$ 0	$ 0
Commercial Paper [Member]
Short-Term Line of Credit and Commercial Paper Programs [Abstract]
Credit Facility Maximum Borrowing Capacity	$ 2,000		2,000
Line of Credit Facility, Fair Value of Amount Outstanding	$ 290		290
Maximum Amount Outstanding at Any Month-End			290
Average Daily Short-Term Borrowings			$ 20
Weighted Average Interest Rate	0.13%		0.13%
Revolving Credit Facility [Member]
Short-Term Line of Credit and Commercial Paper Programs [Abstract]
Credit Facility Maximum Borrowing Capacity	$ 2,000		$ 2,000
Credit Facility Expiration Date	Dec. 31, 2019	Jul. 31, 2017
Line of Credit Facility, Fair Value of Amount Outstanding	$ 0		$ 0